Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories	Note 5 - Inventories Inventories consisted of the following as of December 31, 2014 and 2013:
	December 31,
	2014	2013

Finished goods	$1	$7,017